THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
FLEXIBLE EQUITY ETF
DECEMBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS (000)
COMMON STOCK — 97.8%
	Shares	Value
Communication Services — 13.6%
Alphabet, Cl A	194	$60,716
Alphabet, Cl C	186	58,502
Meta Platforms, Cl A	108	71,236
T-Mobile US	75	15,159
		205,613
Consumer Discretionary — 11.5%
Amazon.com *	304	70,215
Amer Sports *	793	29,633
Booking Holdings	7	36,738
Lowe's	62	15,019
TJX	145	22,207
		173,812
Consumer Staples — 2.7%
Mondelez International, Cl A	323	17,388
Nomad Foods	708	8,858
US Foods Holding *	192	14,493
		40,739
Energy — 2.1%
Suncor Energy	733	32,502

Financials — 24.8%
American International Group	222	19,027
Bank of America	518	28,466
Berkshire Hathaway, Cl B *	107	54,001
Charles Schwab	347	34,656
First Citizens BancShares, Cl A	15	31,832
KKR	438	55,897
Mastercard, Cl A	111	63,291
Progressive	88	20,071
Visa, Cl A	192	67,227
		374,468
COMMON STOCK — continued
	Shares	Value
Health Care — 10.2%
Align Technology *	104	$16,199
Danaher	102	23,375
Edwards Lifesciences *	363	30,954
Elevance Health	72	25,089
Illumina *	140	18,375
UnitedHealth Group	126	41,575
		155,567
Industrials — 10.1%
Canadian National Railway	134	13,280
Carrier Global	555	29,341
Ferguson Enterprises	71	15,892
General Electric	77	23,703
Old Dominion Freight Line	96	15,022
Uber Technologies *	247	20,202
United Rentals	43	35,095
		152,535
Information Technology — 22.8%
Analog Devices	94	25,483
Apple	94	25,564
Autodesk *	73	21,593
Intuit	50	32,947
KLA	24	29,511
Marvell Technology	145	12,290
Microsoft	223	107,966
Taiwan Semiconductor Manufacturing ADR	255	77,545
Workday, Cl A *	59	12,712
		345,611
Total Common Stock
(Cost $954,154)		1,480,847

Total Investments - 97.8%
(Cost $954,154)		$1,480,847

Percentages are based on Net Assets of $1,513,482.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE GROWTH ETF
DECEMBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS (000)
COMMON STOCK** — 98.3%
	Shares	Value
Communication Services — 2.5%
Spotify Technology *	24	$13,655

Consumer Discretionary — 9.3%
Airbnb, Cl A *	88	11,879
Amazon.com *	166	38,266
		50,145
Financials — 18.1%
Ares Management, Cl A	72	11,712
Arthur J Gallagher	59	15,293
Charles Schwab	178	17,755
KKR	133	16,938
Progressive	58	13,169
Visa, Cl A	66	23,263
		98,130
Health Care — 7.9%
Danaher	64	14,608
Intuitive Surgical *	26	14,800
West Pharmaceutical Services	50	13,735
		43,143
Industrials — 12.6%
Carrier Global	241	12,716
Equifax	54	11,650
General Electric	39	12,154
Uber Technologies *	140	11,455
COMMON STOCK** — continued
	Shares	Value
Industrials — continued
Veralto	94	$9,365
Verisk Analytics, Cl A	45	10,036
		67,376
Information Technology — 45.9%
Broadcom	56	19,362
Cadence Design Systems *	40	12,616
Datadog, Cl A *	84	11,370
Dynatrace *	203	8,809
Intuit	30	19,837
Marvell Technology	112	9,489
Microsoft	101	48,687
Monolithic Power Systems	14	12,726
NVIDIA	241	44,965
Samsara, Cl A *	265	9,403
ServiceNow *	68	10,342
Shopify, Cl A *	54	8,664
Snowflake, Cl A *	44	9,673
Taiwan Semiconductor Manufacturing ADR	73	22,246
		248,189
Materials — 2.0%
Ecolab	42	11,027

Total Common Stock
(Cost $393,818)		531,665

Total Investments - 98.3%
(Cost $393,818)		$531,665

Percentages are based on Net Assets of $541,059.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE VALUE ETF
DECEMBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS (000)
COMMON STOCK — 96.1%
	Shares	Value
Communication Services — 7.3%
Alphabet, Cl C	14	$4,369
Comcast, Cl A	214	6,395
Nexstar Media Group, Cl A	12	2,359
T-Mobile US	27	5,552
		18,675
Consumer Discretionary — 4.0%
Expedia Group	13	3,543
LKQ	106	3,214
Wyndham Hotels & Resorts	43	3,277
		10,034
Consumer Staples — 3.5%
Magnum Ice Cream *	29	464
Unilever ADR	131	8,539
		9,003
Energy — 5.7%
SLB	238	9,145
Weatherford International	67	5,279
		14,424
Financials — 19.8%
American International Group	106	9,044
Bank of America	174	9,579
Citigroup	71	8,304
Equitable Holdings	101	4,790
Fidelity National Information Services	100	6,627
KKR	31	3,952
Willis Towers Watson	27	8,808
		51,104
Health Care — 20.9%
Cardinal Health	55	11,211
Cooper *	44	3,644
COMMON STOCK — continued
	Shares	Value
Health Care — continued
Elevance Health	15	$5,289
Gilead Sciences	33	4,088
Hologic *	58	4,308
ICON *	34	6,166
Labcorp Holdings	19	4,854
Medtronic	33	3,194
Sanofi ADR	217	10,529
		53,283
Industrials — 9.7%
Ferguson Enterprises	35	7,761
Masco	53	3,394
Pentair	52	5,460
Trane Technologies	12	4,563
Waste Connections	22	3,935
		25,113
Information Technology — 11.3%
Applied Materials	22	5,695
Cisco Systems	35	2,703
Dell Technologies, Cl C	52	6,502
Flex *	92	5,573
NXP Semiconductors	16	3,554
TD SYNNEX	33	4,954
		28,981
Materials — 7.9%
CRH	98	12,220
Smurfit WestRock	203	7,845
		20,065
Real Estate — 2.9%
CBRE Group, Cl A *	47	7,523

Utilities — 3.1%
Constellation Energy	23	7,999

Total Common Stock
(Cost $215,369)		246,204

Total Investments - 96.1%
(Cost $215,369)		$246,204

Percentages are based on Net Assets of $256,228.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

BRW-QH-001-0300